Share Option Plan (Share-based compensation of Actoz, Fair Value Assumptions) (Details) (Actoz [Member], Stock Options [Member], KRW)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.71%	4.56%
Expected life (in years)	4 years 10 months 24 days
Expected dividend yield	0.00%	0.00%
Expected volatility	61.00%
Fair value per option at grant date	10,379	7,593
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		4 years 10 months 24 days
Expected volatility		67.00%
Fair value per option at grant date		7,668
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		4 years 6 months
Expected volatility		65.00%
Fair value per option at grant date		7,504